Investments in Other Companies - Joint Ventures Statement of financial position (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 CLP ($)	Dec. 31, 2018 CLP ($) item	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)
Joint Ventures
Number of jointly controlled entities | item	2		2
TOTAL ASSETS	$ 51,351,567	$ 32,561,437	$ 35,617,447	$ 31,357,304
TOTAL LIABILITIES	46,054,976	29,016,089	31,943,731	28,049,630
Equity	5,296,591	3,545,348	3,673,716	$ 3,307,674	$ 3,175,325
TOTAL LIABILITIES AND EQUITY	$ 51,351,567	$ 32,561,437	35,617,447
Servipag Ltda.
Joint Ventures
Ownership interest	50.00%	50.00%
Current assets		$ 56,188	59,142
Non-current assets		16,669	15,371
TOTAL ASSETS		72,857	74,513
Current liabilities		56,397	57,847
Non-current liabilities		6,463	5,268
TOTAL LIABILITIES		62,860	63,115
Equity		9,997	11,398
TOTAL LIABILITIES AND EQUITY		$ 72,857	74,513
Artikos Chile S.A.
Joint Ventures
Ownership interest	50.00%	50.00%
Current assets		$ 1,231	1,397
Non-current assets		1,246	1,503
TOTAL ASSETS		2,477	2,900
Current liabilities		823	875
TOTAL LIABILITIES		823	875
Equity		1,654	2,025
TOTAL LIABILITIES AND EQUITY		$ 2,477	$ 2,900